LAND USE RIGHTS, NET - Amortization Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
LAND USE RIGHTS, NET
Amortization of intangible assets	$ 1,361	$ 1,159	$ 13,905
Land use rights
LAND USE RIGHTS, NET
Amortization of intangible assets	4,763	$ 4,256	$ 4,600
Finite-Lived Intangible Assets, Net, Amortization Expense, Rolling Maturity [Abstract]
2023	4,218
2024	4,218
2025	4,218
2026	4,218
2027	4,218
Thereafter	$ 167,959